STOCKHOLDERS' DEFICIENCY (Common Stock Issued Upon Conversion of Convertible Notes and Accrued Interest) (Details) - Convertible Debt [Member]	12 Months Ended
	Mar. 31, 2014 USD ($) contract	Mar. 31, 2013 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Instrument, Convertible, Number of Equity Instruments | contract	1,470,477
Convertible Debt	$ 956,560	$ 955,000
Interest Payable, Current	$ 37,501	$ 39,061
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.45
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 1.25